Summary of Significant Accounting Policies - Narrative (Details)						12 Months Ended
	Jun. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($)	Mar. 17, 2020 USD ($)	Dec. 19, 2019 Recipients shares	Dec. 31, 2014 award_type	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) award_type shares	Dec. 31, 2019 USD ($) business	Jun. 16, 2021 shares	Jan. 13, 2021 $ / shares shares	Mar. 07, 2019 shares
Debt Instrument [Line Items]
Net cash provided by (used in) operating activities						$ (69,057,000)	$ 1,070,000	$ 1,568,000
Net cash proceeds from Merger and PIPE financing	$ 157,606,000
Restricted cash						100,000	1,500,000
Repayment of drawdown on line of credit						0	4,672,000	0
Cash equivalents						$ 0	0
Restricted cash, temporary retention period						10 years 6 months
Allowance for doubtful accounts						$ 1,300,000	1,300,000	1,000,000.0
Bad debt expense						195,000	636,000	340,000
Accounts receivable, writeoffs						200,000	300,000	300,000
Goodwill impairment charge						0	0	0
Impairment of long-lived assets						$ 0	0	0
Deferred sales commission, amortization period						5 years
Amortization of deferred sales commissions						$ 2,052,000	1,259,000	889,000
Deferred sales commission, impairment loss						0	0	0
Capitalized advertising						0	0	0
Advertising expense						1,200,000	600,000	400,000
Capitalized software development costs related to internal-use software						0	0	0
Number of incentive award types | award_type					2
Stock-based compensation expense						3,905,000	556,000	0
Accrued bonuses						$ 3,580,000	3,602,000
Number of warrants outstanding (in shares) | shares						13,333,328
Number of common shares called by each warrant (in shares) | shares	1									1
Exercise price (in dollars per share) | $ / shares	$ 11.50									$ 11.50
Warrant liability						$ 767,000	$ 0
Value Creation Incentive Plan
Debt Instrument [Line Items]
Allocated percentage for distribution						15.00%
Granted percentage						9.30%	9.30%
Vested percentage						9.30%	5.70%
Vesting period					5 years
Value Creation Incentive Plan | Executive
Debt Instrument [Line Items]
Stock-based compensation expense								8,700,000
Accrued bonuses								4,300,000
Option-Based Incentive Plan
Debt Instrument [Line Items]
Number of potential award units (in shares) | shares						2,000,000.0
Number of award units granted (in shares) | shares						1,800,000	1,800,000
Number of award units vested (in shares) | shares						1,800,000	1,500,000
Vesting period					5 years
Value Creation Incentive Plan and Option-Based Incentive Plan, Cash Portion
Debt Instrument [Line Items]
Number of incentive award types | award_type							2
Total value of incentive plans						$ 68,700,000	$ 21,200,000
Value of vested incentive plans						68,700,000	13,700,000
Awards deemed probably of repurchase							300,000
Stock-based compensation expense						$ 68,400,000
Value Creation Incentive Plan and Option-Based Incentive Plan, Cash Portion | Terminated Employee
Debt Instrument [Line Items]
Stock-based compensation expense							800,000	$ 100,000
2021 Equity Incentive Plan
Debt Instrument [Line Items]
Number of potential award units (in shares) | shares									9,770,000
Increase in common stock reserved for issuance as a percentage of shares outstanding						5.00%
Company One
Debt Instrument [Line Items]
Number of businesses acquired | business								1
Company Two and Company Three
Debt Instrument [Line Items]
Number of businesses acquired | business								2
Private Warrants | Crescent
Debt Instrument [Line Items]
Warrants issued (in shares) | shares											7,000,000
Public Warrant
Debt Instrument [Line Items]
Number of warrants outstanding (in shares) | shares										12,499,995
Exercise price (in dollars per share) | $ / shares	$ 0.01
Public Warrant | Crescent
Debt Instrument [Line Items]
Warrants issued (in shares) | shares											12,499,995
Forward Purchase Warrant
Debt Instrument [Line Items]
Warrants issued (in shares) | shares										833,333
Number of warrants outstanding (in shares) | shares										833,333
Warrant liability	$ 2,000,000.0					$ 800,000
Minimum
Debt Instrument [Line Items]
Typical contract term						1 year
Payment term						10 days
Maximum
Debt Instrument [Line Items]
Typical contract term						3 years
Payment term						60 days
MIUs
Debt Instrument [Line Items]
Stock-based compensation expense						$ 556,000	556,000	$ 0
Share-based compensation expense, amortization period						3 years
MIUs | Management Incentive Unit Program
Debt Instrument [Line Items]
Vesting period								5 years
Percent vested each anniversary								20.00%
Number of units issued (in shares) | shares				3,518,096
Number of recipients | Recipients				12
Share-based compensation expense, amortization period						5 years
RSUs | Employee
Debt Instrument [Line Items]
Stock-based compensation expense						$ 2,949,000	0	$ 0
Share-based compensation expense, amortization period						3 years 6 months 10 days
RSUs | Nonemployee
Debt Instrument [Line Items]
Stock-based compensation expense						$ 12,000	0	0
Share-based compensation expense, amortization period						3 years 5 months 19 days
RSUs | 2021 Equity Incentive Plan | Nonemployee
Debt Instrument [Line Items]
Vesting period						4 years
RSUs | Minimum | 2021 Equity Incentive Plan | Employee
Debt Instrument [Line Items]
Vesting period						3 years
RSUs | Maximum | 2021 Equity Incentive Plan | Employee
Debt Instrument [Line Items]
Vesting period						6 years
PSUs | Employee
Debt Instrument [Line Items]
Stock-based compensation expense						$ 388,000	$ 0	$ 0
Share-based compensation expense, amortization period						10 years 5 months 4 days
PSUs | Minimum | 2021 Equity Incentive Plan
Debt Instrument [Line Items]
Vesting period						4 years
PSUs | Maximum | 2021 Equity Incentive Plan
Debt Instrument [Line Items]
Vesting period						6 years
Accounts Payable Benchmark | Supplier Concentration Risk | Two Largest Suppliers
Debt Instrument [Line Items]
Concentration risk, percentage							55.00%
Accounts Payable Benchmark | Supplier Concentration Risk | One Supplier
Debt Instrument [Line Items]
Concentration risk, percentage						43.00%
Revenue Benchmark | Professional Service | Professional Services
Debt Instrument [Line Items]
Concentration risk, percentage						2.00%
Revolving Credit Facility | Amended Credit Facility Effective February 2018 | PNC Bank | Line of Credit
Debt Instrument [Line Items]
Repayment of drawdown on line of credit		$ 4,700,000	$ 4,700,000